Retirement Plans Fair Value, Changes in Level 3 (Details) (Fair Value, Inputs, Level 3 [Member], Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 63.3	$ 183.3
Purchases, sales, issuances and settlements, net	(9.0)	(2.9)
Actual return on plan assets, relating to instruments still held at end of year	2.5	9.7
Actual return on plan assets, relating to instruments sold during the year	3.6	2.7
Transfers out of level 3		(129.5)
Fair value of assets at end of year	60.4	63.3
Non-US corporate bonds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0	1.4
Purchases, sales, issuances and settlements, net	0	(1.3)
Actual return on plan assets, relating to instruments still held at end of year	0	0
Actual return on plan assets, relating to instruments sold during the year	0	(0.1)
Transfers out of level 3		0
Fair value of assets at end of year	0	0
Alternative Investments [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	63.3	181.9
Purchases, sales, issuances and settlements, net	(9.0)	(1.6)
Actual return on plan assets, relating to instruments still held at end of year	2.5	9.7
Actual return on plan assets, relating to instruments sold during the year	3.6	2.8
Transfers out of level 3		(129.5)
Fair value of assets at end of year	$ 60.4	$ 63.3